Borrowings - Schedule of Net Interest and Other Finance Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Disclosure of detailed information about borrowings [line items]
Standby fees	$ 1.8	$ 0.9	$ 1.4
Acceleration of unamortized costs on debt extinguishment	0.0	9.5	1.1
Fair value remeasurement on the put option liability (note 5)	10.9	0.0	0.0
Fair value remeasurement on the contingent consideration (note 5)	(2.9)	0.0	0.0
Interest income	(0.9)	(0.4)	(0.7)
Other costs	1.0	0.3	1.9
Net interest, finance and other costs	42.0	39.0	30.9
Mainland China Facilities
Disclosure of detailed information about borrowings [line items]
Interest expense	0.5	0.4	0.2
Japan Facility
Disclosure of detailed information about borrowings [line items]
Interest expense	0.1	0.0	0.0
Revolving facility
Disclosure of detailed information about borrowings [line items]
Interest expense	1.1	1.8	3.1
Term loan
Disclosure of detailed information about borrowings [line items]
Interest expense	18.8	17.4	14.4
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 11.6	$ 9.1	$ 9.5